GS Mortgage Securities Corporation T
rust,
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S. LaSalle St. 7th Fl.
Phone:
312-332-7535
Email:
Edward.Przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Archetype Mortgage Funding I LLC
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Jefferies LoanCore LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Rating Agency:
Fitch, Inc.
Rating Agency:
Kroll Bond Rating Agency, Inc.
Rating Agency:
Moody’s Investors Service, Inc.,
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Mar
10,
2023
Feb
10,
2023
Apr
13,
2023
Feb 28, 2023
Mar 6, 2023
First Payment Date:
Closing Date:
Cut-off Date:
Final Distribution Date:
Dec 12, 2012
Nov 29, 2012
Nov 6, 2012
Nov 10, 2045
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statements to Certificateholders
Page
1
Historical Delinquency & Liquidation (Stated)
Page
11
REO Status Report Page
12
REO Additional Detail Page
13
Historical Liquidation Loss Loan Detail
Page
14
Bond/Collateral Realized Loss Reconciliation
Page
15
Interest Adjustment Reconciliation
Page
17
Appraisal Reduction Report Page
18
Loan Level Detail Page
19
Historical Loan Modification Report Page
21
Material Breaches and Document Defects
Page
22
Mortgage Loan Characteristics
Page
23
Delinquency Summary Report Page
27
Defeased Loan Detail
Page
28
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
-
Through Certificates, Series 2012-GCJ9
March 2023
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
A-1
0.66200%
A-2
1.76200%
Balance
72,318,000.00
202,504,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
2.77300%
607,410,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
2.36800%
90,017,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
1.52132%
X-B
0.00000%
A-S
3.12400%
B
3.74700%
1,083,364,000.00
305,564,224.00
111,115,000.00
90,280,000.00
0.00
129,116,033.73
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
128,911,672.39
0.00
0.00
C
4.44800%
57,293,000.00
0.00
0.00
0.00
0.00
0.00
0.00
D
4.64532%
57,293,000.00
50,533,453.99
204,361.34
195,620.22
399,981.56
0.00
50,329,092.65
E
4.64532%
27,779,000.00
27,779,000.00
0.00
107,535.38
107,535.38
0.00
27,779,000.00
F
4.64532%
G 4.64532%
R
0.00000%
22,570,000.00
50,349,224.00
0.00
22,570,000.00
28,233,579.74
0.00
0.00
0.00
0.00
87,370.80
85,502.59
0.00
87,370.80
85,502.59
0.00
0.00
0.00
0.00
22,570,000.00
28,233,579.74
0.00
Totals:
1,388,928,224.00
129,116,033.73
204,361.34
476,029.00
680,390.34
0.00
128,911,672.39

Revision Date: Mar 21, 2023
PAYMENT DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
-
Through Certificates, Series 2012-GCJ9
March 2023
Beginning
Principal
Interest
Total
Realized
Ending
Class
CUSIP
A-1
36192PAC0
A-2
36192PAF3
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
36192PAJ5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-AB
36192PAM8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-A
36192PAQ9
X-B
36192PAA4
A-S
36192PAT3
B
36192PAD8
0.00000000
0.42254958
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
(0.00000000)
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
(0.00000000)
0.00000000
0.00000000
0.42188078
0.00000000
0.00000000
C
36192PAG1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
D
36192PAK2
0.88201794
3.56695129
3.41438259
6.98133387
0.00000000
0.87845099
E
36192PAN6
1.00000000
0.00000000
3.87110332
3.87110332
0.00000000
1.00000000
F 36192PAR7
G
36192PAU0
R
36192PAW6
1.00000000
0.56075501
0.00000000
0.00000000
0.00000000
0.00000000
3.87110332
1.69819091
0.00000000
3.87110332
1.69819091
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
0.56075501
0.00000000

Revision Date: Mar 21, 2023
FACTOR DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
-
Through Certificates, Series 2012-GCJ9
March 2023
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
A-1
0.00
A-2
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
A-S
0.00
B
0.00
C
0.00
D
50,533,453.99
0.00
0.00
0.00
204,361.34
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
50,329,092.65
0.00
0.00
0.00
0.00
E
27,779,000.00
0.00
0.00
0.00
27,779,000.00
0.00
F
22,570,000.00
0.00
0.00
0.00
22,570,000.00
0.00
G
28,233,579.74
0.00
0.00
0.00
28,233,579.74
25,125,798.55
Totals:
129,116,033.73
204,361.34
0.00
0.00
128,911,672.39
25,125,798.55

Revision Date: Mar 21, 2023
PRINCIPAL DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
-
Through Certificates, Series 2012-GCJ9
March 2023
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfall
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00
X-B
0.00
A-S
0.00
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
D
195,620.22
0.00
0.00
0.00
0.00
195,620.22
0.00
E
107,535.38
0.00
0.00
0.00
0.00
107,535.38
0.00
F
87,370.80
G
109,295.10
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
23,792.51
0.00
0.00
0.00
0.00
87,370.80
85,502.59
0.00
0.00
3,549,253.69
0.00
Totals:
499,821.51
0.00
0.00
23,792.51
0.00
476,029.00
3,549,253.69

Revision Date: Mar 21, 2023
INTEREST DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
-
Through Certificates, Series 2012-GCJ9
March 2023
Interest
Fees
Scheduled Interest
465,870.46
Master Servicing Fee
2,457.01
Interest Adjustments
3,555.16
Special Servicing Fee
0.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
120.52
Net Prepayment Shortfall
0.00
0.00
(36,653.11)
Operating Advisor Fee
Other/Miscellaneous Fee
Fee Distributions
124.52
0.00
2,702.05
Net Prepayment Interest Excess
Interest Reserve Deposit/Withdrawal
Interest Collections
506,078.73
Principal
Other Expenses of the Trust
Scheduled Principal
Unscheduled Principal
Principal Adjustments
204,361.34
0.00
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
204,361.34
Net ASER Amount
12,812.90
Non-Recoverable Advances
Other Expenses or Shortfalls
Other Expenses of the Trust
0.00
14,534.77
27,347.67
Other
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
476,029.00
Principal Distribution
204,361.34
Prepayment Premium
0.00
Available Distribution Amount
680,390.34
Total Collections
710,440.07
Total Distributions
710,440.06
Funds Collection
Funds Distribution

Revision Date: Mar 21, 2023
RECONCILIATION OF FUNDS

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
-
Through Certificates, Series 2012-GCJ9
March 2023
P&I Advances
Controlling Class:
G
Controlling Class Representative:
Principal
Current
Advance
0.00
Outstanding
Advance
1,316,168.73
RREF CMBS AIV, LP
Interest
0.00
7,002,422.78
Total
0.00
8,318,591.51
Principal Distribution Amount
204,361.34
Mortgage Loan Stated Principal Balance
Beginning
129,116,033.73
Aggregate Realized Losses during Related Collection Period
(0.00)
Ending
128,911,672.39
% of Cut-Off Date
Principal Balance
9.28%
Additional Trust Fund Expenses during Related Collection Period
0.00
Excess Liquidation Proceeds Reserve Account
0.00
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
Brokerage Fee
Rebate
0.00
0.00
0.00
Other
0.00
Total
0.00
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and Beneficial Owner may register to receive email notifications wh such notices are posted; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
MISCELLANEOUS DETAIL

Revision Date: Mar 21, 2023

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
-
Through Certificates, Series 2012-GCJ9
March 2023
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
2/13/2023
1541502
2/10/2023
1541001
1/27/2023
1682511
Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.
Starwood Mortgage Funding I LLC
Jefferies LoanCore LLC
2/10/2023
1555524
Repurchase/Replacement
Status

Revision Date: Mar 21, 2023
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
-
Through Certificates, Series 2012-GCJ9
March 2023
Totals:
Totals:
P&I Advances With Respect To Each Serviced Whole Loan
Stated Principal Balance With Respect To Each Whole Loan And
Percentage Of Cut-Off Principal Balance Outstanding
Serviced Whole
Outstanding
Beginning Stated
Ending Stated
% of Cut-Off Prin
Loan
P&I Advances
Whole Loan
Principal Balance
Principal Balance
Bal Remaining

Revision Date: Mar 21, 2023
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
-
Through Certificates, Series 2012-GCJ9
March 2023
Count
Balance
Count
Balance
Totals:
Totals:
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
(Foreclosure Proceedings Commenced)

Revision Date: Mar 21, 2023
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2012-GCJ9
Commercial Mortgage Pass
-
Through Certificates, Series 2012-GCJ9
March 2023
Stated Principal
Amount of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise

Revision Date: Mar 21, 2023
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Corporation T
rust,
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
64,279,206.83
49.9%
1
6,962,540.53
5.4%
0
0.00
0.0%
Feb 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
64,464,533.23
49.9%
1
6,981,575.47
5.4%
0
0.00
0.0%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
64,626,326.10
50.0%
1
6,997,691.60
5.4%
1
21,1
14,425.89
16.3%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
64,787,526.25
43.0%
1
7,013,740.01
4.7%
0
0.00
0.0%
Nov 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
64,955,812.10
43.1%
1
7,030,673.92
4.7%
6
159,558,819.56
105.8%
Oct 2022
2
61,221,256.71
19.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
65,1
15,805.18
21.0%
1
7,046,583.75
2.3%
6
97,215,241.25
31.3%
Sep 2022
0
0.00
0.0%
0
0.00
0.0%
1
7,063,384.10
1.7%
1
6,415,784.12
1.6%
1
65,282,927.04
16.0%
0
0.00
0.0%
6
157,988,458.22
38.7%
Aug 2022
0
0.00
0.0%
0
0.00
0.0%
1
7,079,156.49
1.2%
1
6,430,066.27
1.1%
1
65,441,721.74
1
1.5%
0
0.00
0.0%
12
172,369,178.39
30.4%
Jul 2022
0
0.00
0.0%
0
0.00
0.0%
1
7,094,862.61
1.0%
1
6,444,288.67
0.9%
1
65,599,934.70
8.9%
0
0.00
0.0%
12
97,526,585.23
13.2%
Jun 2022
0
0.00
0.0%
0
0.00
0.0%
1
7,
1
1
1,466.62
0.8%
0
0.00
0.0%
1
65,765,339.98
7.8%
0
0.00
0.0%
1
1
71,290,662.15
8.5%
May 2022
0
0.00
0.0%
0
0.00
0.0%
1
7,127,036.98
0.8%
1
6,473,423.31
0.7%
1
65,922,367.38
7.2%
0
0.00
0.0%
4
37,831,896.91
4.2%
Apr 2022
0
0.00
0.0%
0
0.00
0.0%
1
7,143,510.15
0.8%
1
6,488,339.98
0.7%
1
66,086,629.40
7.0%
0
0.00
0.0%
1
47,985,165.89
5.0%
Mar 2022
0
0.00
0.0%
0
0.00
0.0%
1
7,158,945.88
0.7%
1
6,502,318.57
0.7%
1
66,242,479.76
6.6%
0
0.00
0.0%
0
0.00
0.0%
Feb 2022
0
0.00
0.0%
1
7,177,235.14
0.7%
0
0.00
0.0%
1
6,518,878.06
0.7%
1
66,421,307.50
6.6%
0
0.00
0.0%
0
0.00
0.0%
Jan 2022
1
7,192,529.16
0.7%
0
0.00
0.0%
0
0.00
0.0%
1
6,532,728.89
0.7%
1
66,575,931.78
6.6%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)

GS Mortgage Securities Corporation T
rust,
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
550100034
6,962,540.53
7,965,080.85
637,190.00
08/31/2022
IL
Schaumburg
Office
8,600,000.00
4,500,000.00
06/20/2022
05/31/2023
550100043
0.00
0.00
0.00
06/04/2019
NY
Latham
Lodging
7,600,000.00
0.00
3
550100068
0.00
0.00
0.00
04/14/2016
FL
Wildwood
Retail
3,100,000.00
0.00
3
695100074
0.00
0.00
0.00
02/23/2016
CT
New Britain
Office
8,250,000.00
0.00
3
Count:
4
Totals:
27,550,000.00
6,962,540.53
7,965,080.85
4,500,000.00
637,190.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
REO S
TA
TUS REPORT

GS Mortgage Securities Corporation T
rust,
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
ADDITIONAL RECONCILI
A
TION DE
T
AIL

GS Mortgage Securities Corporation T
rust,
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
13,121,121.58
22,500,000.00
13,507,904.89
386,783.31
13,121,121.58
0.00
406100048
3
Nov 2022
21,1
14,425.89
36,000,000.00
21,646,026.42
531,600.53
21,1
14,425.89
0.00
406100053
3
Jan 2023
4,893,695.38
7,300,000.00
5,059,380.85
225,029.30
4,834,351.55
59,343.83
406100057
9
Apr 2019
5,800,788.57
4,000,000.00
3,777,740.15
1,018,703.40
2,759,036.75
3,041,751.82
550100043
3
Dec 2019
5,290,373.56
1
1,400,000.00
5,860,260.54
569,886.98
5,290,373.56
0.00
550100044
3
Feb 2021
3,551,331.68
6,700,000.00
3,653,973.24
102,641.56
3,551,331.68
0.00
550100061
3
Nov 2022
2,608,559.35
1,300,000.00
1,889,989.84
507,157.86
1,382,831.98
1,
1
16,782.27
550100068
3
Aug 2017
7,641,859.88
1,000,000.00
277,772.76
231,932.71
45,840.05
8,280,527.00
695100074
3
Oct 2018
Count:
8
Totals:
64,022,155.89
90,200,000.00
55,673,048.69
3,573,735.65
52,099,313.04
12,498,404.92
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL

GS Mortgage Securities Corporation T
rust,
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
406100048
13,121,121.58
0.00
0.00
0.00
0.00
0.00
Nov 2022
0.00
0.00
0.00
0.00
406100053
21,1
14,425.89
0.00
0.00
0.00
0.00
0.00
Jan 2023
0.00
0.00
0.00
0.00
406100057
4,893,695.38
59,344.47
0.00
0.00
0.00
0.00
Apr 2019
0.00
59,344.47
0.00
0.00
406100057
59,343.83
59,344.47
0.00
0.00
0.00
Aug 2019
(0.64)
59,343.83
0.00
0.00
406100066
0.00
0.00
0.00
0.00
0.00
Nov 2022
10,010,296.1
1
10,010,296.1
1
0.00
0.00
406100066
0.00
10,010,296.1
1
0.00
0.00
0.00
Dec 2022
(393,056.62)
9,617,239.49
0.00
0.00
550100043
5,800,788.57
3,300,812.78
0.00
0.00
0.00
0.00
Dec 2019
0.00
3,300,812.78
0.00
0.00
550100043
3,039,974.47
3,300,812.78
0.00
0.00
0.00
May 2020
(260,838.31)
3,039,974.47
0.00
0.00
550100043
3,040,530.47
3,039,974.47
0.00
0.00
0.00
Nov 2020
556.00
3,040,530.47
0.00
0.00
550100043
3,040,696.66
3,040,530.47
0.00
0.00
0.00
May 2021
166.19
3,040,696.66
0.00
0.00
550100043
3,040,910.66
3,040,696.66
0.00
0.00
0.00
Jul 2021
214.00
3,040,910.66
0.00
0.00
550100043
3,041,175.26
3,040,910.66
0.00
0.00
0.00
Nov 2021
264.60
3,041,175.26
0.00
0.00
550100043
3,041,344.45
3,041,175.26
0.00
0.00
0.00
Jan 2022
169.19
3,041,344.45
0.00
0.00
550100043
3,041,353.45
3,041,344.45
0.00
0.00
0.00
May 2022
9.00
3,041,353.45
0.00
0.00
550100043
3,041,751.82
3,041,353.45
0.00
0.00
0.00
Oct 2022
398.37
3,041,751.82
0.00
0.00
550100044
5,290,373.56
0.00
0.00
0.00
0.00
0.00
Feb 2021
0.00
0.00
0.00
0.00
550100061
3,551,331.68
0.00
0.00
0.00
0.00
0.00
Nov 2022
0.00
0.00
0.00
0.00
550100068
2,608,559.35
1,307,541.52
0.00
0.00
0.00
0.00
Aug 2017
0.00
1,307,541.52
0.00
0.00
550100068
1,229,223.30
1,307,541.52
0.00
0.00
0.00
Nov 2017
(78,318.22)
1,229,223.30
0.00
0.00
550100068
1,225,831.87
1,229,223.30
0.00
0.00
0.00
Feb 2018
(3,391.43)
1,225,831.87
0.00
0.00
550100068
1,
1
16,886.77
1,225,831.87
0.00
0.00
0.00
Apr 2018
(108,945.10)
1,
1
16,886.77
0.00
0.00
550100068
1,
1
16,782.27
1,
1
16,886.77
0.00
0.00
0.00
Dec 2019
(104.50)
1,
1
16,782.27
0.00
0.00
695100074
0.00
0.00
0.00
0.00
0.00
Dec 2017
540,482.25
540,482.25
0.00
0.00
695100074
0.00
540,482.25
0.00
0.00
0.00
May 2018
86,749.22
627,231.47
0.00
0.00
695100074
0.00
627,231.47
0.00
0.00
0.00
Jun 2018
9,262.60
636,494.07
0.00
0.00
695100074
0.00
636,494.07
0.00
0.00
0.00
Jul 2018
47,206.90
683,700.97
0.00
0.00
695100074
0.00
683,700.97
0.00
0.00
0.00
Aug 2018
150.00
683,850.97
0.00
0.00
695100074
0.00
683,850.97
0.00
0.00
0.00
Sep 2018
656.20
684,507.17
0.00
0.00
695100074
7,641,859.88
8,326,367.05
684,507.17
0.00
0.00
0.00
Oct 2018
6,957,352.71
7,641,859.88
0.00
684,507.17
695100074
8,298,210.08
7,641,859.88
0.00
0.00
0.00
Apr 2019
(28,156.97)
7,613,702.91
0.00
0.00

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION

GS Mortgage Securities Corporation T
rust,
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
695100074
8,280,188.17
7,613,702.91
0.00
0.00
0.00
Aug 2019
(18,021.91)
7,595,681.00
0.00
0.00
695100074
8,280,527.00
7,595,681.00
0.00
0.00
0.00
Aug 2021
338.83
7,596,019.83
0.00
0.00
9
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
16,763,438.47
21,431,137.24
12,498,404.92
0.00
684,507.17
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION

GS Mortgage Securities Corporation T
rust,
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
12,534.77
2,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,812.90
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
64,279,206.83
6,962,540.53
57,669,925.03
0.00
0.00
0.00
0.00
0.00
-3,555.16
406100066
550100034
624100060
128,91
1,672.39
Count:
Totals:
3
14,534.77
0.00
0.00
12,812.90
0.00
0.00
0.00
0.00
0.00
0.00
-3,555.16
Total Interest Shortfall hitting the Trust:
23,792.51
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
INTEREST ADJUSTMENT RECONCILI
A
TION

GS Mortgage Securities Corporation T
rust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
550100034
1
1/06/2021
3,375,764.10
08/08/2022
4,500,000.00
06/20/2022
12,812.90
168,640.28
Count:
1
Totals:
3,375,764.10
4,500,000.00
12,812.90
168,640.28

Revision Date: Mar 21, 2023
APPRAISAL REDUCTION REPORT

GS Mortgage Securities Corporation T
rust,
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
Mixed Use
Multifamily
Retail
Office
Mixed Use
Office
Retail
Multifamily
Multifamily
Retail
Multifamily
Self Storage
406100042
406100045
406100046
406100048
406100050
406100053
406100057
406100058
406100059
406100060
406100061
406100063
406100064
Lodging
GA
06/06/17
CA
07/06/17
DE
08/06/22
GA
09/06/22
CA
09/06/22
NC
10/06/22
IL
10/06/22
NC
10/06/22
TN
10/06/22
AL
10/06/22
XX
10/06/22
NC
10/06/22
P
A
1
1/06/22
03/30/17
07/05/17
06/06/22
10/31/22
06/06/22
12/07/22
04/08/19
07/06/22
07/06/22
10/04/22
09/28/22
07/14/22
09/30/22
406100066
Mixed Use
08/03/20
NY
1
1/06/22
N
64,279,206.83
4.270
399,420.28
0.00
02/06/21
0.00
6
214,093.88
0.00
0.00
406100067
406100068
406100069
406100071
550100001
550100003
550100009
55010001
1
550100013
550100015
550100017
550100020
550100028
550100031
550100033
Office
Office
Office
Self Storage
V
arious
Lodging
Lodging
Retail
Office
Office
Retail
Self Storage
Retail
Multifamily
Retail
IL
1
1/06/22
CA
1
1/06/22
CA
1
1/06/22
TX
1
1/06/22
NY
09/06/22
XX
1
1/06/17
XX
10/06/17
P
A
1
1/06/22
WI
1
1/06/22
V
A
10/06/22
NC
10/06/22
XX
10/06/22
TX
10/06/22
P
A
08/06/22
NC
1
1/06/22
08/05/22
08/05/22
1
1/01/22
08/05/22
08/30/22
09/06/17
06/06/17
08/05/22
05/06/22
10/06/22
07/06/22
08/05/22
07/06/22
06/06/22
08/24/22
550100034
Office
04/14/21
IL
10/06/22
N
6,962,540.53
4.900
45,642.50
0.00
1
1/06/21
0.00
6
26,607.56
0.00
0.20
12/31/21
550100035
550100039
550100042
550100043
550100044
550100045
550100046
550100048
550100050
550100053
550100055
Lodging
Mobile Home
Multifamily
Lodging
Lodging
Lodging
Self Storage
Retail
Retail
Multifamily
Multifamily
SC
09/06/22
TX
08/06/22
CT
09/06/22
NY
1
1/06/22
NY
1
1/06/22
WV
09/06/22
NV
1
1/06/17
TX
09/06/22
FL
10/01/22
MI
09/06/22
MI
10/06/22
06/06/22
06/06/22
07/06/22
1
1/06/19
01/15/21
01/31/20
12/03/15
09/06/22
07/01/22
06/06/22
08/05/22

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
LOAN LEVEL DE
T
AIL

GS Mortgage Securities Corporation T
rust,
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
550100056
550100059
550100060
550100061
550100063
550100064
550100065
550100066
550100067
550100068
550100069
550100070
550100071
550100072
550100073
550100074
624100059
Lodging
Self Storage
Retail
Retail
Retail
V
arious
Self Storage
Retail
Self Storage
Retail
Multifamily
Mobile Home
Retail
Retail
Mobile Home
Multifamily
Office
SC
09/06/22
MI
10/06/22
GA
10/06/22
NC
09/06/22
IL
09/06/22
XX
1
1/01/22
FL
09/06/22
CO
10/01/22
GA
10/06/22
FL
08/06/22
OH
1
1/06/22
OH
09/06/22
FL
07/06/22
FL
07/06/22
SC
08/06/22
MI
1
1/06/22
FL
07/06/22
06/06/22
07/06/22
08/05/22
10/14/22
07/06/22
10/20/22
06/06/22
07/21/22
08/05/22
07/21/17
09/06/22
09/01/22
05/06/22
06/03/22
05/06/22
09/06/22
04/06/22
624100060
Lodging
06/03/21
NY
06/06/24
N
57,669,925.03
5.020
225,169.02
0.00
03/06/23
0.00
0
225,169.02
0.00
0.52
12/31/22
624100061
695100064
695100065
695100066
695100067
695100068
695100069
695100070
695100071
695100072
695100073
695100074
695100075
695100077
695100078
Office
Multifamily
Office
Self Storage
Retail
Office
Office
Office
Mobile Home
Multifamily
Retail
Office
Office
Multifamily
Retail
NY
06/06/17
TN
09/01/22
CA
10/01/22
IN 10/01/22
MD 10/01/22
KY
1
1/01/22
IL
1
1/01/22
IL
1
1/01/22
AZ
1
1/01/22
IL
1
1/01/22
GA
1
1/01/22
CT
1
1/01/22
NJ
1
1/01/22
MI
1
1/01/22
CA
1
1/01/22
05/31/17
06/01/22
07/01/22
07/01/22
07/01/22
05/25/22
09/30/22
09/30/22
08/01/22
04/29/22
10/31/22
09/14/18
10/31/22
08/01/22
06/22/22
Count:
74
Totals:
128,91
1,672.39
670,231.80
0.00
0.00
465,870.46
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
LOAN LEVEL DE
T
AIL

GS Mortgage Securities Corporation T
rust,
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Modified
Payment
Old P&I
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
624100060
6/4/2021
0.00
0.00
5.0200
0.0000
0.00
0.00
6/6/2024
9
*Modification Code:
1 = Maturity Date Extension; 2 = Amortization Change; 3 =
Principal Write-Off; 4 =Not Used; 5 =
T
emporary Rate Reduction; 6
= Capitalization on Interest;
7 =
Capitalization on
T
axes;
8 = Other; 9 = RCombination;
10 = Forbearance.

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
HISTORICAL LOAN MODIFIC
A
TION REPORT

GS Mortgage Securities Corporation T
rust,
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS

5M
to
9.9M
55M
to
59.9M
60M
to
64.9M
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation T
rust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Count
5M
to
9.9M
1
55M
to
59.9M
1
60M
to
64.9M
1
Total
3
$128,911,672.39
100.00%
Remaining Principal Balance
0
10
20
Balance ($)
%
$6,962,540.53
5.40%
40
$57,669,925.03
44.74%
$64,279,206.83
49.86%
30
50
Count
Balance ($)
%
4.250% - 4.490%
1
$64,279,206.83
49.86%
4.750% - 4.990%
1
$6,962,540.53
5.40%
5.000% - 5.240%
Total
0
Total Weighted Average Rate: 4.64%
10
20
1
$57,669,925.03
44.74%
3
$128,911,672.39
100.00%
30
40
Gross Rate
50
4.250% -
4.490%
4.750% -
4.990%
5.000% -
5.240%

Revision Date: Mar 21, 2023

NEW YORK
ILLINOIS
GS Mortgage Securities Corporation T
rust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Count
Balance ($)
%
NEW YORK
2
$121,949,131.86
94.60%
ILLINOIS
1
$6,962,540.53
5.40%
Total
3
$128,911,672.39
100.00%
Geographic Distribution by State
0
20
40
60
80
100
Count
Balance ($)
%
Lodging
1
$57,669,925.03
44.74%
Mixed Use
Office
Total
1
$64,279,206.83
49.86%
1
$6,962,540.53
5.40%
3
$128,911,672.39
100.00%
Property
T
ype
Lodging
44.7
Mixed Use
49.9
Office
5.4
Lodging
44.7%
Mixed Use 49.9%
Office
5.4%
Total:
100.0%

Revision Date: Mar 21, 2023
MORTGAGE LOAN CHARACTERISTICS

MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation T
rust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
123 -
125
129 -
131
Seasoning
Months
10
Total Weighted Average Seasoning:
126
20
Total
3
$128,911,672.39
100.00%
30
2
$71,241,747.36
55.26%
40
1
$57,669,925.03
44.74%
Count
Balance ($)
%
50
60
0
123 -
125
129 -
131
Balance ($)
%
Months
Count
Total Weighted Average Remaining Months:
7
10
20
0 -
2
2
15 -
17
1
$71,241,747.36
55.26%
$57,669,925.03
44.74%
Total
3
$128,911,672.39
100.00%
30
40
50
Remaining
T
erm to Maturity
60
0
0 -
2
15 -
17

Revision Date: Mar 21, 2023

-0.50 - -0.01
0.500 - 0.990
1.000 - 1.490
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Corporation T
rust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
-0.50 - -0.01
0.500 - 0.990
1.000 - 1.490
1
Total
3
DSCR
Total Weighted Average DSCR:
0.94
0
10
$64,279,206.83
49.86%
$128,911,672.39
100.00%
20
1
$6,962,540.53
5.40%
1
$57,669,925.03
44.74%
30
Count
Balance ($)
%
40
50
Amortizing Balloon
55.26%
IO/Amortizing/Balloon
44.74%
Count
Amortizing Balloon
2
IO/Amortizing/Balloon
1
Balance ($)
%
$71,241,747.36
55.26%
$57,669,925.03
44.74%
Total
3
$128,911,672.39
100.00%
Amortizing Balloon 55.26%
IO/Amortizing/Balloon 44.74%
Total:
100.00%
Amortization
T
ype

Revision Date: Mar 21, 2023

GS Mortgage Securities Corporation T
rust,
Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Current
1
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
57,669,925.03
0.00
44.74% 0.00%
58,580,467.70
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
1
0
57,669,925.03
0.00
44.74%
0.00%
58,580,467.70
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
64,279,206.83
49.86%
68,295,320.74
1
6,962,540.53
5.40%
7,223,903.81
2
71,241,747.36
55.26%
75,519,224.55
57,669,925.03
44.74%
58,580,467.70
0
0.00
0.00%
0.00
1
64,279,206.83
49.86%
68,295,320.74
1
6,962,540.53
5.40%
7,223,903.81
3
128,911,672.39
100.00%
134,099,692.25
Group 1
121 + days
TOTAL
Current
0
1
121
+
days
Current
44.7%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
55.3%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Revision Date: Mar 21, 2023
Delinquency Summary Report

GS Mortgage Securities Corporation T
rust,
Current
Note Rate
Defeasance
Status *
Current Ending
Loan ID
Scheduled
Balance
Maturity Date
Count:
Totals:
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.

Commercial Mortgage Pass-Through Certificates, Series 2012-GCJ9
March 2023
Revision Date: Mar 21, 2023
DEFEASED LOAN DE
T
AIL